Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Jul. 24, 2016	May 31, 2016	May 31, 2015
C000082955
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,231	$ 11,065	$ 10,787	$ 10,830	$ 11,569	$ 10,770	$ 10,529	$ 10,052	$ 9,952	$ 10,000
C000028643
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,383	11,258	10,990	11,061	11,846	11,055	10,847	10,380	10,303		$ 10,224	$ 9,701
C000028645
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 10,889	10,856	10,671	10,821	11,679	10,980	10,860	10,463	10,464		10,461	10,000
C000082961
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,434	11,199	10,911	10,924	11,673	10,882	10,645	10,150	10,014	10,000
C000028661
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,628	11,409	11,152	11,194	11,990	11,196	10,982	10,503	10,389		10,263	9,703
C000028663
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,123	11,013	10,828	10,950	11,822	11,129	10,995	10,587	10,550		10,500	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,501	11,272	10,979	10,925	11,722	11,192	10,764	10,116	10,004	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742		10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742		10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,501	11,272	10,979	10,925	11,722	11,192	10,764	10,116	10,004	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742		10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557	$ 10,861	$ 10,742		$ 10,587	$ 10,000